Goodwill - Additional Information (Detail) CAD in Millions		3 Months Ended	12 Months Ended
	Oct. 01, 2017	Jun. 30, 2017 CAD	Dec. 31, 2017 CAD Cash_Generating_Units	Oct. 01, 2016
Disclosure of goodwill allocated [line items]
Number of cash generating units			7
Goodwill disposed | CAD			CAD 194.4
Description of basis on which units recoverable amount has been determined			Using the fair value less costs of disposal approach
Description of level of fair value hierarchy within which fair value measurement is categorised			Level 3
Description of projection	Terminal growth rates based on actual experience and market analysis. Projections are extrapolated beyond five years using a growth rate that does not exceed 3.0%.
Top of range [member]
Disclosure of goodwill allocated [line items]
Discounted Rate	15.10%			13.70%
Percentage of growth rate	3.00%
Bottom of range [member]
Disclosure of goodwill allocated [line items]
Discounted Rate	8.90%			9.00%
Consulting Services Global [member]
Disclosure of goodwill allocated [line items]
Number of cash generating units			3
Goodwill disposed | CAD		CAD 88.1
Discounted Rate	11.30%
Percentage of growth rate	3.00%
Construction services for allocating goodwill [member]
Disclosure of goodwill allocated [line items]
Number of cash generating units			2
Construction services for impairment testing [member]
Disclosure of goodwill allocated [line items]
Number of cash generating units			2
Consulting Services United States [member]
Disclosure of goodwill allocated [line items]
Goodwill disposed | CAD		CAD 106.3